Equity - Changes in non-controlling interests (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Balance at January 1	$ 113,738	$ 121,825
Profit (loss) for the year	(6,412)	(2,738)	$ 15,816
Dividends paid non-controlling interest	(12,740)	(2,917)	(1,470)
Translation differences	1,807	(2,939)
Other	247	507
Balance at December 31	96,640	113,738	121,825
Non-controlling Interests
Dividends paid non-controlling interest	$ (12,740)	$ (2,917)	$ (1,470)